Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Merchandise goods	$ 34,275	$ 31,114	$ 34,336
Food and beverage	24,864	24,703	21,368
Inventories gross	59,139	55,817	55,704
Less: Impairment of obsolete goods
Inventories, net	$ 59,139	$ 55,817	$ 55,704